Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future.  Actual results may ultimately differ from these estimates.  These estimates are reviewed periodically, and as adjustments become necessary, they are reported in earnings in the period in which they become available.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future.  Actual results may ultimately differ from these estimates.  These estimates are reviewed periodically and as adjustments become necessary, they are reported in earnings in the period in which they become available.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents include cash on hand and short‑term investments purchased with remaining maturities of three months or less at acquisition.
Marketable Securities

Marketable Securities

Marketable securities are considered “available-for-sale” in accordance with Financial Statement Accounting Board (“FASB”) Accounting Standards Codification (“ASC”) 320, “Debt and Equity Securities,” and thus are reported at fair value in the Company’s accompanying balance sheet, with unrealized gains and losses excluded from earnings and reported as a separate component of stockholders’ equity.  Amounts reclassified out of accumulated other comprehensive loss into realized gains and losses are accounted for on the basis of specific identification and are included in other income or expense in the statement of operations.  The Company classifies such investments as current on the balance sheet as the investments are readily marketable and available for use in the Company’s current operations.

Equipment

Equipment

Equipment is stated at cost less accumulated depreciation. Depreciation, based on the lesser of the term of the lease or the estimated useful life of the assets, is provided as follows:

	Life	Depreciation Method
Furniture and fixtures	7 years	straight line
Office equipment	5 years	straight line
Laboratory equipment	5-7 years	straight line
Computer equipment	3-5 years	straight line
Leasehold improvements	3-5 years	straight line

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts reported in the accompanying financial statements for cash and cash equivalents and accounts payable and accrued expenses approximate fair value because of the short‑term maturity of these financial instruments.  The fair value of warrant liabilities is discussed in Note 12, and the fair value of marketable securities and certain other assets and liabilities is discussed in Note 16.

Warrants

Warrants

The Company classifies its stock warrants as either liability or equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity” (ASC 480), depending on the specific terms of the warrant agreement.  Warrants that the Company may be required to redeem through payment of cash or other assets outside its control are classified as liabilities pursuant to ASC 480 and are initially and subsequently measured at their estimated fair values.  Stock warrants are also classified as warrant liabilities in accordance with ASC 815, “Derivatives and Hedging” (ASC 815) if the warrant contains terms that could require “net cash settlement” and therefore, do not meet the conditions necessary for equity classification according to ASC 815.  Warrant instruments that could require “net cash settlement” in the absence of express language precluding such settlement are initially classified as warrant liabilities at their estimated fair values, regardless of the likelihood that such instruments will ever be settled in cash.  The Company will continue to record liability-classified warrants at fair value until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability.  For additional discussion on warrants, see Note 12.

Research and Development

Research and Development

Research and development costs are expensed as incurred.  Research and development expenses consist primarily of third-party service costs under research and development agreements, salaries and related personnel costs, including stock-based compensation, costs to acquire pharmaceutical products and product rights for development and amounts paid to contract research organizations, hospitals and laboratories for the provision of services and materials for drug development and clinical trials.

Costs incurred in obtaining the licensing rights to technology in the research and development stage that have no alternative future uses and are for unapproved product compounds are expensed as incurred.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”.  Deferred tax assets and liabilities are recorded for differences between the financial statement and tax basis of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates.  ASC 740 requires that a valuation allowance be established when it is more likely than not that all portions of a deferred tax asset will not be realized.  A review of all positive and negative evidence needs to be considered, including a company’s current and past performance, the market environment in which the company operates, length of carryback and carryforward periods and existing contracts that will result in future profits.  Income tax expense is recorded for the amount of income tax payable or refundable for the period, increased or decreased by the change in deferred tax assets and liabilities during the period.

As a result of the Company’s significant cumulative losses, the Company determined that it was appropriate to establish a valuation allowance for the full amount of net deferred tax assets.

The calculation of the Company’s tax liabilities involves the inherent uncertainty associated with the application of complex tax laws.  The Company is subject to examination by various taxing authorities.  The Company believes that, as a result of its loss carryforward sustained to date, any examination would result in a reduction of its net operating losses rather than a tax liability.  As such, the Company has not provided for any additional taxes that would be estimated under ASC 740.

Stock-Based Compensation

Stock-Based Compensation

In accordance with ASC 718, “Stock Compensation,” compensation costs related to share-based payment transactions, including employee stock options, are to be recognized in the financial statements. In addition, the Company adheres to the guidance set forth within U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (“SAB”) No. 107, which provides the Staff’s views regarding the interaction between ASC 718 and certain SEC rules and regulations, and provides interpretations with respect to the valuation of share-based payments for public companies. For additional discussion on stock-based compensation, see Note 11.

Concentration of Credit Risk

Concentration of Credit Risk

ASC 825, “Financial Instruments,” requires disclosure of any significant off balance sheet risk and credit risk concentration.  The Company does not have significant off‑balance sheet risk or credit concentration.  The Company maintains cash and cash equivalents with major financial institutions.  From time to time the Company has funds on deposit with commercial banks that exceed federally insured limits.  The balances are insured by the Federal Deposit Insurance Corporation up to $250,000.  At December 31, 2019, the Company’s uninsured cash balance was $8,969,547.  Management does not consider this to be a significant credit risk as the banks are large, established financial institutions.

Reclassification		Reclassification Certain amounts in the prior year’s financial statements have been reclassified to conform to the current year presentation with no material impact on the financial statements.
Recent Accounting Pronouncements Affecting the Company

Recent Accounting Pronouncements Affecting the Company

Leases

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 requires the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company adopted the standard on January 1, 2019.  The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allows carryforward of the historical lease classification. The Company did not elect the hindsight practical expedient. The Company made an accounting policy election to keep leases with an initial term of 12 months or less off the balance sheet. The Company recognizes those lease payments in the consolidated statements of operations on a straight-line basis over the lease term.

Adoption of this standard resulted in recognition of additional net right-of-use assets and lease liabilities, both of which were not quantitatively material to the Company’s financial statements, and there was no impact to the Company’s accumulated deficit.  Adoption of this standard did not have a notable impact on the Company’s liquidity.

See Note 8 for additional discussion on the Company’s leases and the adoption of ASU 2016-02.